Consolidated Statement of Cash Flows (Parenthetical)	Mar. 31, 2015 USD ($)
Statement of Cash Flows [Abstract]
Debt discount for non-related party	$ 80,434
Debt discount for related party	259,837
Conversion feature for non-related party	92,252
Conversion feature for related party	$ 660,745